DEBT SECURITIES IN ISSUE	6 Months Ended
Jun. 30, 2025
Debt Securities In Issue [Abstract]
DEBT SECURITIES IN ISSUE	20. DEBT SECURITIES IN ISSUE

	30 June 2025	31 December 2024
	£m	£m
Medium-term notes	13,034	11,518
Euro €35bn Global Covered Bond Programme	19,164	17,211
US $20bn Commercial Paper Programmes	4,382	3,274
Certificates of deposit	1,611	1,196
Credit linked notes	602	441
Securitisation programmes	4,884	3,929
	43,677	37,569